COMMON SHARES (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Nov. 30, 2012	Oct. 31, 2012	Dec. 31, 2013 Share Incentive Plan and 2011 Equity Incentive Plan	Dec. 31, 2013 Beijing DPC, Beijing Sunwin, and Pactera Financial Solution	Dec. 31, 2013 Common Stock Share- based compensation plan	Dec. 31, 2012 Common Stock Share- based compensation plan	Dec. 31, 2011 Common Stock Share- based compensation plan	Dec. 31, 2012 ADS	Dec. 31, 2013 ADS
Common Shares
Common share consolidation ratio in connection with the merger of equals with VanceInfo	13.9482
Number of ordinary share represented by each American Depository Share		1	1	19
Shares authorized under repurchase program										$ 30
Period over which shares will be repurchased under the repurchase program										12 months
Shares repurchased											4,643,359
Total consideration for repurchase of shares											$ 30
Number of repurchased shares cancelled											2,900,000
Shares issued for future delivery to employees											1,743,359
Number of common shares issued						319,556
Vesting of nonvested shares award (in shares)					150,975
Issuance of common shares for share-based compensation							1,743,359	2,150,814	1,075,406
Common shares, outstanding (in shares)	88,312,068	85,503,321
Par value of common stock issued (in dollars per share)	$ 0.00139482	$ 0.00139482